Merger	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Merger

NOTE 2 – MERGER

On June 2, 2014, the Company, its newly formed and wholly-owned subsidiary, Dala Acquisition Corp., a Nevada corporation (“Merger Subsidiary”), and Dala Petroleum Corp., a Nevada corporation (“Dala”), executed and delivered an Agreement and Plan of Merger (the “Merger Agreement”), whereby Merger Subsidiary merged with and into Dala, and Dala was the surviving company under the merger and became a wholly-owned subsidiary of Westcott (the “Merger”) on the closing of the Merger.

Effective June 2, 2014, the respective Boards of Directors of Westcott and Dala, along with Westcott, as the sole stockholder of Merger Subsidiary, and Dala’s sole stockholder Chisholm Partners II, LLC, a Louisiana limited liability company (“Chisholm II”) owning 100% of the outstanding voting securities of Dala approved the Merger by written consent, and the Articles of Merger were filed with the Secretary of State of the State of Nevada on such date, which was the effective date of the Merger. Accordingly, Westcott issued 10,000,000 shares of its common stock in exchange for all of the outstanding shares of common stock of Dala, which was distributed to Dala Petroleum’s sole shareholder and was then distributed on a pro rata basis to its members.

Immediately after the Merger, there were 12,500,000 outstanding shares of Westcott common stock, with pre-Merger Westcott stockholders owning 2,500,000 of these shares or approximately 20% of the outstanding voting securities of Westcott; and the members of Dala’s sole stockholder owning approximately 10,000,000 of these shares or approximately 80% of these outstanding voting securities of Westcott.

Several conditions precedent as set forth in the Merger Agreement were completed prior to the Merger. One critical condition precedent set forth in the Merger Agreement was that Westcott would raise no less than $2,000,000 (the minimum offering) from persons who are “accredited investors” in consideration of the issuance (or the conversion) of a minimum of 2,000 shares up to a maximum of 2,500 shares of its Series A 6% Convertible Preferred Stock at the offering price of $1,000 per unit.

On June 3, 2014, the Company sold 2,025 units in the offering. Each unit consisted of one share of Series A 6% Convertible Preferred Stock that is convertible at any time at the option of the Holder into common stock at the conversion price of $0.70 per common share based on the total dollar amount invested and 1,429 warrants to purchase common shares of the Company at an exercise price of $1.35 with a life of three years as of the “Effective Date, ” defined as the earliest date of the following to occur: (a) the initial registration statement required by the Offering Documents has been declared effective by the United States Securities and Exchange Commission (the “SEC”), (b) all of the underlying shares have been sold pursuant to SEC Rule 144 or may be sold pursuant to SEC Rule 144 without the requirement for the Company to be in compliance with the current public information required under SEC Rule 144 and without volume or manner-of-sale restrictions or (c) following the one year anniversary of June 3, 2014.

Dala possesses rights to engage in oil and natural gas exploration and development on approximately 300 leases in north central Kansas, with total acreage of approximately 80,000 acres (the “Property”). Dala is operating as an early-stage oil exploration company focused on the Property, which has oil potential at depths of less than 6,000 feet. With the Merger, the Company now has these rights.

Prior to the Merger, Westcott was considered a shell company, as defined in SEC Rule 12b-2. Therefore, for financial reporting purposes, the Merger is being accounted for as a reverse-merger and recapitalization of Dala.